Financial Instruments (Tables)	12 Months Ended
Aug. 31, 2020
Financial Instruments [Abstract]
Financial Instruments by category
The following tables summarize financial instruments by category:

	As at August 31, 2020

	Amortized cost	Fair value through other comprehensive income	Total

Financial assets
Cash	$32,818	$–	$32,818
Short-term investments	$–	$919	$919
Accounts receivable	$59,328	$–	$59,328
Forward exchange contracts	$–	$1,587	$1,587
Financial liabilities
Bank loan	$32,737	$–	$32,737
Accounts payable and accrued liabilities	$41,238	$–	$41,238
Other liabilities	$4,032	$–	$4,032
Long-term debt	$4,220	$–	$4,220
Forward exchange contracts	$–	$110	$110

	As at August 31, 2019

	Amortized cost	Fair value through other comprehensive income	Total

Financial assets
Cash	$16,518	$–	$16,518
Short-term investments	$–	$2,918	$2,918
Accounts receivable	$54,834	$–	$54,834
Forward exchange contracts	$–	$79	$79
Financial liabilities
Bank loan	$5,000	$–	$5,000
Accounts payable and accrued liabilities	$49,945	$–	$49,945
Other liabilities	$1,606	$–	$1,606
Long-term debt	$5,742	$–	$5,742
Forward exchange contracts	$–	$1,057	$1,057

Fair value of derivative and non-derivative financial assets and liabilities measured at fair value by level of hierarchy
The fair value of derivative and non-derivative financial assets and financial liabilities measured at fair value by level of hierarchy is as follows:

	As at August 31, 2020		As at August 31, 2019
	Level 1	Level 2	Level 1	Level 2
Financial assets
Short-term investments	$919	$–	$2,918	$–
Forward exchange contracts	$–	$1,587	$–	$79

Financial liabilities
Forward exchange contracts	$–	$110	$–	$1,057

Summary of currency risk contracts held at various forward rates
As at August 31, 2019 and 2020, the company held contracts to sell US dollars for Canadian dollars and Indian rupees at various forward rates, which are summarized as follows:

US dollars – Canadian dollars

Expiry dates	Contractual amounts	Weighted average contractual forward rates

As at August 31, 2019
September 2019 to August 2020	$35,500	1.3013
September 2020 to August 2021	19,900	1.3107
September 2021 to July 2022	6,000	1.3216
Total	$61,400	1.3063

As at August 31, 2020
September 2020 to August 2021	$36,100	1.3283
September 2021 to August 2022	18,800	1.3492
September 2022 to February 2023	3,600	1.3324
Total	$58,500	1.3353

US dollars – Indian rupees

Expiry dates	Contractual amount	Weighted average contractual forward rate

As at August 31, 2019
September 2019 to August 2020	$3,500	71.48

As at August 31, 2020
September 2020 to February 2021	$1,500	77.56

Recorded sales foreign exchange gains (losses) on forward exchange contracts
For the years ended August 31, 2018, 2019 and 2020, the company recorded within its sales the following foreign exchange gains (losses) on forward exchange contracts:

	Years ended August 31,
	2020	2019	2018

Gains (losses) on forward exchange contracts	$(1,028)	$(591)	$875

Significant derivative and non-derivative financial assets and liabilities subject to currency risk
The following table summarizes significant derivative and non-derivative financial assets and financial liabilities that are subject to currency risk as at August 31, 2019 and 2020 and for which such risk is charged to earnings:

	As at August 31,
	2020		2019

	Carrying/nominal amount (in thousands of US dollars)	Carrying/nominal amount (in thousands of euros)	Carrying/nominal amount (in thousands of US dollars)	Carrying/nominal amount (in thousands of euros)

Financial assets
Cash	$10,147	€8,152	$5,531	€3,129
Accounts receivable	33,681	8,807	30,451	6,389
	43,828	16,959	35,982	9,518
Financial liabilities
Bank loan	22,000	–	5,000	–
Accounts payable and accrued liabilities	8,683	1,693	12,563	2,218
Forward exchange contracts (nominal value)	6,100	–	5,800	–
	36,783	1,693	23,363	2,218
Net exposure	$7,045	€15,266	$12,619	€7,300

Schedule of short-term investments
Short-term investments consist of the following:

	As at August 31,
	2020	2019

Term deposits denominated in Indian rupees, bearing interest at annual rates of 5.1% to 7.0% in 2019 and 3.0% to 6.3% in 2020, maturing on different dates between September 2019 and May 2020 in 2019 and December 2020 and February 2023 in 2020	$728	$2,548
Other	191	370
	$919	$2,918

Age of trade accounts receivable
The following table summarizes the age of trade accounts receivable:

	As at August 31,
	2020	2019

Current	$40,595	$39,054
Past due, 0 to 30 days	7,622	3,529
Past due, 31 to 60 days	1,677	2,006
Past due, more than 60 days	6,397	6,928
	$56,291	$51,517

Changes in allowance for doubtful accounts
Changes in the allowance for doubtful accounts are as follows:

	Years ended August 31,
	2020	2019

Balance – Beginning of year	$1,535	$772
IFRS 9 adoption initial adjustment	–	303
Addition charged to net loss	1,173	864
Write-off of uncollectible accounts and reversal	(953)	(404)
Balance – End of year	$1,755	$1,535

Summary of contractual maturity of the company's derivative and non-derivative financial liabilities
The following tables summarize the contractual maturity of the company’s derivative and non-derivative financial liabilities:

	As at August 31, 2020
	No later than one year	Later than 1 year and no later than 5 years

Bank loan	$32,737	$–
Accounts payable and accrued liabilities	41,238	–
Forward exchange contracts
Outflow	37,600	22,400
Inflow	(38,364)	(23,128)
Long-term debt	2,076	2,144
Other liabilities	4,032	–
Total	$79,319	$1,416

	As at August 31, 2019
	No later than one year	Later than 1 year and no later than 5 years	Later than 5 years

Bank loan	$5,000	$–	$–
Accounts payable and accrued liabilities	49,945	–	–
Forward exchange contracts
Outflow	39,000	25,900	–
Inflow	(38,252)	(25,585)	–
Long-term debt	2,449	3,237	56
Other liabilities	1,606	–	–
Total	$59,748	$3,552	$56